CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (6,738)	$ 8,809	$ (5,762)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	4,817	2,256	1,990
Capital loss	20	7	70
Realized loss related to sale of available-for-sale marketable securities			7,712
Decrease in accrued severance pay, net		12	75
Decrease in other assets	6	98	41
Decrease (increase) in accrued interest and amortization of premium on marketable securities	212	151	(189)
Increase in trade receivables	(8,139)	(1,187)	(2,897)
Decrease (increase) in other receivables and prepaid expenses	1,159	(970)	1,454
Decrease (increase) in inventories, net	3,233	329	(5,784)
Decrease (increase) in deferred taxes	(931)	(227)	8
Increase (decrease) in trade payables	(1,287)	(2,456)	1,998
Increase (decrease) in employees and payroll accruals	2,392	(748)	1,868
Increase (decrease) in deferred revenues	(7,089)	7,423	7,188
Increase (decrease) in other payables and accrued expenses	84	(1,178)	(213)
Liability related to settlement of OCS grants (See Note 11a)	15,886
Net cash provided by (used in) operating activities	8,692	15,197	7,351
Cash flows from investing activities:
Decrease (increase) in restricted cash and deposits	913	(78)
Investments in short-term bank deposits	(54,042)	(24,000)
Redemption of short-term bank deposits			1,264
Purchase of property and equipment	(3,820)	(2,953)	(2,334)
Proceeds from sale of property and equipment		30	168
Investment in available-for sale marketable securities	(8,194)	(4,735)	(16,765)
Proceeds from redemption of available-for-sale marketable securities	750
Proceeds from maturity of available-for-sale marketable securities	9,986
Payments (and loan issued) for subsidiaries acquired, net of cash (see schedule A below)	(24,892)
Net cash used in investing activities	(79,299)	(29,133)	(4,015)
Cash flows from financing activities:
Issuance of shares related to secondary offering, net		84,922
Proceeds from excercise of stock options	5,903	2,838	3,052
Repayment of bank loan	(1,952)
Net cash provided by financing activities	3,951	87,760	3,052
Increase (decrease) in cash and cash equivalents	(66,656)	73,824	6,388
Cash and cash equivalents at the beginning of the year	116,682	42,858	36,470
Cash and cash equivalents at the end of the year	50,026	116,682	42,858
Supplementary cash flow information:
Cash paid (received) during the year for taxes	(48)	100	168
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	(4,501)
Equipment and other assets	597
Intangible assets	14,025
Goodwill	17,663
Deferred tax assets, net	409
Long-term liabilities	(1,952)
Total Consideration	(26,241)
Non cash - Contingent Consideration (See also note 1b)	1,349
Payments (and loan issued) for subsidiaries acquired, net of cash	$ 24,892